Note 21 - Income Taxes - Summary of Effective Tax Rate and Statutory Federal Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal income tax (benefit) provision at statutory rate			$ (2,655)	$ (1,984)
State tax expense net of federal tax benefit			0	(411)
State tax expense federal impact			0	45
Provision true-up adjustments			(488)	0
State rate change adjustment			0	(214)
Foreign taxes at rate different than US Taxes			60	87
Net operating loss deduction			(310)	0
Permanent differences			(22)	0
Other true-ups			99	106
Change in valuation allowance			3,344	2,458
Income tax (benefit) provision	$ 27	$ (0)	$ 28	$ 87